Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2020
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
6.	CASH AND CASH EQUIVALENTS

	December 31, 2019	June 30, 2020
Cash on hand	$1,723	$1,688
Deposits in banks	22,201,308	13,825,756

	$22,203,031	$13,827,444

Deposits in banks consisted of highly liquid time deposits that were readily convertible to known amounts of cash and were subject to an insignificant risk or changes in value.